Related Party Transactions - Schedule Of Related Party Balances (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Short-term Debt	¥ 1,348,166	$ 211,557	¥ 278,488
Short-term Debt, Current	1,348,166	211,557	¥ 278,488
Kingsoft Group [Member]
Related Party Transaction [Line Items]
Short-term Debt	¥ 500,000	$ 78,461
Short-term Debt, Percentage Bearing Fixed Interest Rate	4.65%	4.65%
Short-term Debt, Terms	November 2022
Short-term Debt, Current	¥ 500,000	$ 78,461
Xiaomi Group [Member]
Related Party Transaction [Line Items]
Short-term Debt	236,206	37,066
Short-term Debt, Current	236,206	37,066
Short-term Debt, Non Current	¥ 472,882	$ 74,206
Related party transaction, Terms and manner of settlement	3
Xiaomi Group [Member] | Weighted Average [Member]
Related Party Transaction [Line Items]
Related party transaction, Rate	4.36%